Fair Value Disclosures - Rollforward of Level 3 Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Primary income statement location loan servicing rights	Mortgage banking income
Primary income statement location loan servicing rights	Mortgage banking income
Loans and Leases
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 18	$ 23	$ 0
Included in earnings	0	0	(1)
Purchases	0	0	0
Issuances	0	0	0
Sales	0	0	0
Settlements	(3)	5	0
Acquisitions			24
Ending balance	15	18	23
Change in unrealized gains (losses) included in earnings for the period, attributable to assets and liabilities still held	0
Loan Servicing Rights
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	3,758	2,633	2,023
Included in earnings	86	801	233
Purchases	123	321	355
Issuances	270	482	715
Sales	(531)	(9)	(1)
Settlements	(328)	(470)	(741)
Acquisitions			49
Ending balance	3,378	3,758	2,633
Change in unrealized gains (losses) included in earnings for the period, attributable to assets and liabilities still held	36
Net Derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(36)	(12)	172
Included in earnings	(36)	(323)	(96)
Purchases	0	0	0
Issuances	29	2	305
Sales	0	0	0
Settlements	24	297	(393)
Acquisitions			0
Ending balance	(19)	$ (36)	$ (12)
Change in unrealized gains (losses) included in earnings for the period, attributable to assets and liabilities still held	$ (24)